STOCK OPTIONS AND SHARE PURCHASE WARRANTS (Tables)	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Disclosure of number and weighted average exercise prices of share options [Table Text Block]
		Weighted
	Number of	average
	options	exercise price
		$
Balance at January 1, 2016	140,738	1.20
Options granted	3,400,000	0.16
Options cancelled	(52,818)	1.26
Options forfeited	(87,920)	1.16
Balance at December 31, 2016 and December 31, 2017	3,400,000	0.16

Disclosure of number and weighted average remaining contractual life of outstanding share options [Table Text Block]
	Outstanding			Exercisable
		Weighted average			Weighted average
	Number	exercise	contractual	Number	exercise	contractual
	of options	price	life (years)	of options	price	life (years)
		$			$
$0.16	3,400,000	0.16	3.43	3,400,000	0.16	3.43

Disclosure of detailed information about options, valuation assumptions [Table Text Block]
For the year ended December 31	2016

Fair value at grant date	$0.06
Expected volatility	80.35%
Expected option life	1.37 years
Dividends	0.0%
Risk-free interest rate	0.54%
Estimated forfeiture rate	6.85%

Disclosure of detailed information about warrants, activity [Table Text Block]
	Number of	Weighted average
	warrants	exercise price
		$
Balance at January 1, 2016 and December 31, 2016	15,719,540	0.85
Warrants cancelled	(13,000,000)	0.45
Warrants expired	(2,719,540)	2.59
Balance at December 31, 2017	-	-